STOCK-BASED COMPENSATION (Details) - $ / shares shares in Millions	8 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			13
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price, as a percent of grant date fair value			100.00%
Minimum exercise price, as a percent of grant date fair value, awards to 10% shareholders			110.00%
Expiration period			10 years
Weighted-average grant date fair value (in dollars per share)	$ 1.79		$ 14.90	$ 1.79
Stock options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value (in dollars per share)		$ 1.09	$ 5.76	$ 1.08
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period			1 year
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period			4 years